UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Equity Fund

1/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 0.7%
Honeywell International, Inc.	82,700	$3,195,522

Alcoholic Beverages – 6.0%
Diageo PLC	520,917	$8,769,497
Heineken N.V.	247,600	12,169,219
Pernod Ricard S.A.	54,417	4,390,510

		$25,329,226

Apparel Manufacturers – 6.1%
Burberry Group PLC	400,770	$3,929,770
Compagnie Financiere Richemont S.A.	153,716	5,152,550
LVMH Moet Hennessy Louis Vuitton S.A.	77,580	8,485,177
NIKE, Inc., “B”	130,490	8,318,738

		$25,886,235

Automotive – 0.3%
Harley-Davidson, Inc.	62,750	$1,426,935

Biotechnology – 0.3%
Actelion Ltd. (a)	21,324	$1,129,815

Broadcasting – 4.8%
Omnicom Group, Inc.	164,720	$5,814,616
Vivendi S.A.	63,833	1,652,515
Walt Disney Co.	272,550	8,053,853
WPP Group PLC	515,461	4,757,071

		$20,278,055

Brokerage & Asset Managers – 0.9%
Deutsche Boerse AG	57,990	$3,823,169

Business Services – 1.7%
Accenture Ltd., “A”	140,000	$5,738,600
DST Systems, Inc. (a)	36,150	1,638,680

		$7,377,280

Chemicals – 3.6%
3M Co.	109,680	$8,828,143
Givaudan S.A.	7,784	6,340,108

		$15,168,251

Computer Software – 2.1%
Oracle Corp.	389,640	$8,985,098

Computer Software - Systems – 1.0%
Canon, Inc.	107,700	$4,217,798

Conglomerates – 0.7%
Smiths Group PLC	178,303	$2,840,822

Construction – 0.5%
Sherwin-Williams Co.	34,410	$2,179,874

Consumer Products – 6.1%
Beiersdorf AG	25,830	$1,508,278
International Flavors & Fragrances, Inc.	32,480	1,291,730
Kao Corp.	182,200	4,403,296
Procter & Gamble Co.	84,015	5,171,123
Reckitt Benckiser Group PLC	175,980	9,147,141
Svenska Cellulosa Aktiebolaget SCA	320,800	4,338,469

		$25,860,037

Electrical Equipment – 3.1%
Legrand S.A.	155,020	$4,472,124
Rockwell Automation, Inc.	55,690	2,686,486

1

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Schneider Electric S.A.	58,147	$5,976,150

		$13,134,760

Electronics – 3.9%
Hirose Electric Co. Ltd.	12,400	$1,322,587
Hoya Corp.	202,000	5,415,610
Intel Corp.	210,460	4,082,924
Samsung Electronics Co. Ltd.	8,400	5,660,527

		$16,481,648

Energy - Independent – 0.9%
INPEX Corp.	508	$3,714,397

Energy - Integrated – 2.7%
Chevron Corp.	53,600	$3,865,632
Royal Dutch Shell PLC	116,750	3,238,311
TOTAL S.A.	73,930	4,294,106

		$11,398,049

Food & Beverages – 7.7%
General Mills, Inc.	79,740	$5,686,259
Groupe Danone	77,480	4,438,630
J.M. Smucker Co.	85,749	5,150,942
Nestle S.A.	290,896	13,765,068
PepsiCo, Inc.	64,840	3,865,761

		$32,906,660

Food & Drug Stores – 2.5%
Lawson, Inc.	24,100	$1,094,666
Tesco PLC	333,116	2,253,189
Walgreen Co.	200,730	7,236,317

		$10,584,172

Gaming & Lodging – 1.1%
Ladbrokes PLC	673,430	$1,675,330
William Hill PLC	886,440	2,821,921

		$4,497,251

Insurance – 1.6%
AXA	187,130	$3,871,108
Swiss Reinsurance Co.	64,758	2,823,477

		$6,694,585

Major Banks – 7.6%
Bank of New York Mellon Corp.	295,053	$8,583,092
Erste Group Bank AG	62,793	2,370,801
Goldman Sachs Group, Inc.	26,400	3,926,208
Intesa Sanpaolo S.p.A (a)	397,270	1,509,625
Julius Baer Group Ltd.	118,885	3,905,583
Standard Chartered PLC	166,405	3,804,189
State Street Corp.	190,150	8,153,632

		$32,253,130

Medical Equipment – 9.3%
Alcon, Inc.	13,570	$2,112,985
DENTSPLY International, Inc.	103,050	3,455,267
Essilor International S.A.	31,490	1,828,413
Medtronic, Inc.	181,470	7,783,248
Sonova Holding AG	8,846	1,094,423
St. Jude Medical, Inc. (a)	103,020	3,886,945
Synthes, Inc.	36,720	4,683,173

2

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc. (a)	96,670	$4,461,321
Waters Corp. (a)	87,910	5,009,112
Zimmer Holdings, Inc. (a)	92,680	5,219,738

		$39,534,625

Natural Gas - Distribution – 1.1%
GDF SUEZ	120,519	$4,569,669

Network & Telecom – 1.7%
Cisco Systems, Inc. (a)	314,380	$7,064,119

Oil Services – 1.0%
National Oilwell Varco, Inc.	99,670	$4,076,503

Other Banks & Diversified Financials – 2.2%
Aeon Credit Service Co. Ltd.	102,600	$1,061,634
American Express Co.	94,540	3,560,376
Komercni Banka A.S.	7,965	1,607,401
UBS AG (a)	257,811	3,349,140

		$9,578,551

Pharmaceuticals – 6.6%
Bayer AG	90,644	$6,175,005
Johnson & Johnson	81,050	5,094,803
Merck KGaA	61,080	5,446,168
Roche Holding AG	66,440	11,158,343

		$27,874,319

Printing & Publishing – 0.6%
Wolters Kluwer N.V.	121,830	$2,535,332

Railroad & Shipping – 1.4%
Canadian National Railway Co.	117,326	$5,858,087

Specialty Chemicals – 5.2%
L’Air Liquide S.A.	49,547	$5,272,368
Linde AG	99,790	10,892,357
Praxair, Inc.	28,250	2,127,790
Shin-Etsu Chemical Co. Ltd.	74,200	3,864,604

		$22,157,119

Specialty Stores – 0.7%
Abercrombie & Fitch Co., “A”	67,140	$2,117,596
Sally Beauty Holdings, Inc. (a)	107,020	892,547

		$3,010,143

Telephone Services – 0.6%
Singapore Telecommunications Ltd.	1,294,975	$2,753,265

Trucking – 2.5%
TNT N.V.	201,159	$5,749,025
United Parcel Service, Inc., “B”	87,240	5,039,855

		$10,788,880

Utilities - Electric Power – 0.1%
E.ON AG	17,312	$635,639

Total Common Stocks		$419,799,020

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	3,381,801	$3,381,801

3

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Total Investments	$423,180,821

Other Assets, Less Liabilities – 0.3%	1,230,621

Net Assets – 100.0%	$424,411,442

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Equity Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$175,782,371	$—	$—	$175,782,371
Switzerland	—	53,401,681	—	53,401,681
France	—	49,250,770	—	49,250,770
United Kingdom	—	39,998,930	—	39,998,930
Germany	3,823,169	24,657,447	—	28,480,616
Japan	15,504,103	9,590,487	—	25,094,590
Netherlands	—	23,691,887	—	23,691,887
Canada	5,858,087	—	—	5,858,087
South Korea	—	5,660,527	—	5,660,527
Other Countries	1,607,401	10,972,160	—	12,579,561
Mutual Funds	3,381,801	—	—	3,381,801

Total Investments	$205,956,932	$217,223,889	$—	$423,180,821

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Global Equity Fund

Supplemental Information (Unaudited) 1/31/10 - continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$398,603,592

Gross unrealized appreciation	$64,743,642
Gross unrealized depreciation	(40,166,413)

Net unrealized appreciation (depreciation)	$24,577,229

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$2,272,358	$28,797,432	$(27,687,989)	$3,381,801

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$903	$3,381,801

(4) Country Weightings

Country weighting percentages of portfolio holdings, based on net assets as of January 31, 2010, are as follows:

United States	41.4%
Switzerland	12.6%
France	11.6%
United Kingdom	9.4%
Germany	6.7%
Japan	5.9%
Netherlands	5.6%
Canada	1.4%
South Korea	1.3%
Other Countries	4.1%

Total	100.0%

6

MFS® Global Total Return Fund

1/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 58.4%
Aerospace – 3.4%
Cobham PLC	826,040	$3,054,519
Lockheed Martin Corp.	136,870	10,199,552
Northrop Grumman Corp.	101,060	5,719,996
United Technologies Corp.	72,890	4,918,617

		$23,892,684

Alcoholic Beverages – 1.0%
Heineken N.V.	141,540	$6,956,507

Apparel Manufacturers – 0.7%
Compagnie Financiere Richemont S.A.	52,050	$1,744,712
NIKE, Inc., “B”	46,090	2,938,238

		$4,682,950

Broadcasting – 2.2%
Fuji Television Network, Inc.	1,099	$1,656,883
Nippon Television Network Corp.	12,810	1,758,333
Omnicom Group, Inc.	71,690	2,530,657
Vivendi S.A.	176,278	4,563,502
Walt Disney Co.	124,920	3,691,386
WPP Group PLC	194,907	1,798,752

		$15,999,513

Brokerage & Asset Managers – 0.3%
Daiwa Securities Group, Inc.	479,000	$2,388,141

Business Services – 1.5%
Accenture Ltd., “A”	116,330	$4,768,367
Bunzl PLC	207,270	2,057,898
Nomura Research Institute Ltd.	57,100	1,279,713
USS Co. Ltd.	47,450	2,895,333

		$11,001,311

Chemicals – 1.4%
3M Co.	26,570	$2,138,619
Givaudan S.A.	4,070	3,315,036
PPG Industries, Inc.	80,400	4,717,872

		$10,171,527

Computer Software – 0.5%
Oracle Corp.	149,680	$3,451,621

Computer Software - Systems – 1.0%
International Business Machines Corp.	32,150	$3,934,838
Konica Minolta Holdings, Inc.	333,000	3,389,241

		$7,324,079

Conglomerates – 0.3%
Tomkins PLC	670,930	$2,008,219

Construction – 0.9%
Geberit AG	21,977	$3,868,723
Sherwin-Williams Co.	38,590	2,444,677

		$6,313,400

Consumer Products – 2.6%
Henkel KGaA, IPS	93,600	$4,760,169
Kao Corp.	268,200	6,481,691
Kose Corp.	104,100	2,098,986
Procter & Gamble Co.	41,345	2,544,785
Reckitt Benckiser Group PLC	50,420	2,620,746

		$18,506,377

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.3%
Benesse Corp.	44,900	$1,886,859

Electrical Equipment – 1.1%
Legrand S.A.	94,520	$2,726,778
OMRON Corp.	110,700	2,206,274
Spectris PLC	222,500	2,688,861

		$7,621,913

Electronics – 1.6%
Halma PLC	294,303	$1,089,771
Intel Corp.	169,440	3,287,136
Samsung Electronics Co. Ltd.	6,104	4,113,316
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	318,054	3,231,429

		$11,721,652

Energy - Independent – 1.1%
Apache Corp.	33,730	$3,331,512
Devon Energy Corp.	40,050	2,679,745
EOG Resources, Inc.	20,490	1,852,706

		$7,863,963

Energy - Integrated – 4.1%
Chevron Corp.	101,650	$7,330,998
Exxon Mobil Corp.	61,220	3,944,405
Hess Corp.	43,970	2,541,026
Royal Dutch Shell PLC, “A”	267,220	7,373,137
TOTAL S.A.	142,480	8,275,723

		$29,465,289

Food & Beverages – 3.1%
General Mills, Inc.	31,420	$2,240,560
J.M. Smucker Co.	22,513	1,352,356
Kellogg Co.	37,420	2,036,396
Nestle S.A.	269,944	12,773,629
Nong Shim Co. Ltd.	8,298	1,624,958
PepsiCo, Inc.	38,990	2,324,584

		$22,352,483

Food & Drug Stores – 0.7%
CVS Caremark Corp.	88,880	$2,877,046
Lawson, Inc.	39,500	1,794,162

		$4,671,208

Insurance – 3.7%
Allstate Corp.	114,460	$3,425,788
Aon Corp.	51,180	1,990,902
Hiscox Ltd.	419,591	2,299,215
ING Groep N.V. (a)	267,410	2,513,461
Jardine Lloyd Thompson Group PLC	268,060	2,000,722
MetLife, Inc.	156,960	5,543,827
Muenchener Ruckversicherungs-Gesellschaft AG	17,050	2,557,757
Prudential Financial, Inc.	41,790	2,089,082
Travelers Cos., Inc.	36,170	1,832,734
Zurich Financial Services AG	8,700	1,843,517

		$26,097,005

Leisure & Toys – 0.2%
NAMCO BANDAI Holdings, Inc.	111,700	$1,125,319

Machinery & Tools – 1.0%
ASSA ABLOY AB, “B”	181,010	$3,119,378

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Neopost S.A.	30,920	$2,466,044
Schindler Holding AG	22,080	1,631,431

		$7,216,853

Major Banks – 5.6%
Bank of America Corp., EU	137,940	$2,082,894
Bank of New York Mellon Corp.	226,348	6,584,463
Credit Agricole S.A.	157,045	2,450,983
Goldman Sachs Group, Inc.	33,300	4,952,376
HSBC Holdings PLC	433,540	4,646,563
JPMorgan Chase & Co.	130,360	5,076,218
PNC Financial Services Group, Inc.	33,790	1,872,980
State Street Corp.	77,990	3,344,211
Sumitomo Mitsui Financial Group, Inc.	99,400	3,211,915
UniCredito Italiano S.p.A. (a)	756,005	2,105,229
Wells Fargo & Co.	126,440	3,594,689

		$39,922,521

Medical Equipment – 1.6%
Becton, Dickinson & Co.	24,060	$1,813,402
Medtronic, Inc.	69,290	2,971,848
Smith & Nephew PLC	315,877	3,177,879
St. Jude Medical, Inc. (a)	34,980	1,319,795
Synthes, Inc.	17,040	2,173,237

		$11,456,161

Network & Telecom – 0.7%
Nokia Oyj	358,390	$4,947,148

Oil Services – 0.2%
National Oilwell Varco, Inc.	37,210	$1,521,889

Other Banks & Diversified Financials – 1.1%
Bangkok Bank Public Co. Ltd.	455,900	$1,539,505
DNB Holding A.S.A. (a)	272,400	3,100,463
Hachijuni Bank Ltd.	180,000	1,040,935
Sapporo Hokuyo Holdings, Inc.	217,400	881,498
Unione di Banche Italiane Scpa	91,411	1,258,759

		$7,821,160

Pharmaceuticals – 7.3%
Abbott Laboratories	108,780	$5,758,813
Daiichi Sankyo Co. Ltd.	112,700	2,349,763
GlaxoSmithKline PLC	243,530	4,740,990
Hisamitsu Pharmaceutical Co., Inc.	17,600	634,227
Johnson & Johnson	151,440	9,519,518
Merck & Co., Inc.	69,250	2,643,965
Merck KGaA	28,350	2,527,814
Pfizer, Inc.	253,800	4,735,908
Roche Holding AG	55,480	9,317,653
Sanofi-Aventis S.A.	137,200	10,121,951

		$52,350,602

Real Estate – 0.2%
Deutsche Wohnen AG (a)	119,650	$1,221,151

Telecommunications - Wireless – 2.4%
KDDI Corp.	1,212	$6,398,028
Vodafone Group PLC	5,153,175	11,070,562

		$17,468,590

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Telephone Services – 2.0%
AT&T, Inc.		251,350	$6,374,236
China Unicom Ltd.		1,050,000	1,180,826
Royal KPN N.V.		395,790	6,563,697

			$14,118,759

Tobacco – 2.0%
British American Tobacco PLC		129,410	$4,266,804
Japan Tobacco, Inc.		892	3,216,176
Philip Morris International, Inc.		142,950	6,505,655

			$13,988,635

Trucking – 1.3%
TNT N.V.		156,828	$4,482,067
Yamato Holdings Co. Ltd.		356,700	4,911,960

			$9,394,027

Utilities - Electric Power – 1.3%
Dominion Resources, Inc.		77,354	$2,897,681
E.ON AG		103,733	3,808,732
FPL Group, Inc.		30,450	1,484,742
PPL Corp.		43,510	1,283,110

			$9,474,265

Total Common Stocks			$416,403,781

Bonds – 35.5%
Asset Backed & Securitized – 0.3%
Bayview Commercial Asset Trust, FRN, 0.899%, 2023 (z)	CAD	560,000	$387,255
Commercial Mortgage Asset Trust, FRN, 0.847%, 2032 (i)(z)		$11,900,941	320,898
Commercial Mortgage Pass-Through Certificates, FRN, 0.423%, 2017 (n)		1,400,000	1,350,118
First Union National Bank Commercial Mortgage Trust, FRN, 0.897%, 2043 (i)(n)		21,779,476	152,219

			$2,210,490

Emerging Market Quasi-Sovereign – 1.4%
Banco do Brasil (Cayman Branch), 6%, 2020 (z)		$100,000	$99,408
BNDES Participacoes S.A., 6.5%, 2019 (n)		192,000	200,160
Empresa Nacional del Petroleo, 6.25%, 2019 (n)		651,000	688,534
Gaz Capital S.A., 8.125%, 2014 (n)		751,000	815,774
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)		1,164,000	1,434,630
Korea National Oil Corp., 5.375%, 2014		759,000	798,076
Majapahit Holding B.V., 7.75%, 2020 (n)		833,000	862,155
Pemex Project Funding Master Trust, 5.75%, 2018		653,000	656,776
Petrobras International Finance Co., 7.875%, 2019		679,000	769,939
Petrobras International Finance Co., 6.875%, 2040		700,000	704,058
Petroleos Mexicanos, 6%, 2020 (z)		272,000	268,703
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		774,000	717,885
Qtel International Finance Ltd., 7.875%, 2019 (n)		726,000	825,674
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		1,200,000	1,314,040

			$10,155,812

Emerging Market Sovereign – 0.8%
Republic of Brazil, 5.625%, 2041		$695,000	$634,187
Republic of Croatia, 6.75%, 2019 (n)		765,000	810,348
Republic of Hungary, 6.25%, 2020		100,000	100,301
Republic of Indonesia, 5.875%, 2020 (z)		721,000	730,914
Republic of Panama, 5.2%, 2020		763,000	759,185
Republic of Peru, 7.125%, 2019		601,000	679,130
Republic of Peru, 7.35%, 2025		700,000	782,250
Republic of Poland, 6.375%, 2019		382,000	413,297
State of Qatar, 4%, 2015 (n)		118,000	118,148

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Emerging Market Sovereign – continued
State of Qatar, 6.55%, 2019 (n)		$402,000	$441,195

			$5,468,955

International Market Quasi-Sovereign – 0.5%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	1,910,000	$1,885,885
Irish Life & Permanent PLC, 3.6%, 2013 (z)		$1,400,000	1,409,765

			$3,295,650

International Market Sovereign – 25.3%
Dutch Government, 3.75%, 2014	EUR	5,242,000	$7,737,112
Federal Republic of Germany, 5%, 2011	EUR	1,599,000	2,343,960
Federal Republic of Germany, 3.75%, 2013	EUR	1,884,000	2,781,487
Federal Republic of Germany, 6.25%, 2030	EUR	4,285,000	7,791,643
Government of Canada, 4.5%, 2015	CAD	1,381,000	1,416,001
Government of Canada, 5.75%, 2033	CAD	339,000	399,869
Government of Japan, 1.3%, 2014	JPY	400,000,000	4,595,757
Government of Japan, 1.7%, 2017	JPY	2,977,000,000	34,905,750
Government of Japan, 2.1%, 2024	JPY	963,000,000	11,082,453
Government of Japan, 2.2%, 2027	JPY	761,700,000	8,690,105
Government of Japan, 2.4%, 2037	JPY	308,350,000	3,508,805
Kingdom of Belgium, 5.5%, 2017	EUR	726,000	1,158,797
Kingdom of Netherlands, 5.5%, 2028	EUR	1,538,000	2,541,055
Kingdom of Spain, 5%, 2012	EUR	5,517,000	8,157,082
Kingdom of Spain, 4.6%, 2019	EUR	1,100,000	1,588,012
Kingdom of Sweden, 4.5%, 2015	SEK	8,550,000	1,268,183
Republic of Austria, 4.65%, 2018	EUR	4,064,000	6,149,075
Republic of Finland, 3.875%, 2017	EUR	4,345,000	6,310,860
Republic of France, 6%, 2025	EUR	2,757,000	4,737,706
Republic of France, 4.75%, 2035	EUR	1,774,000	2,701,238
Republic of Ireland, 4.6%, 2016	EUR	6,019,000	8,599,877
Republic of Italy, 4.75%, 2013	EUR	15,059,000	22,305,778
Republic of Italy, 5.25%, 2017	EUR	9,883,000	15,216,526
United Kingdom Treasury, 8%, 2015	GBP	3,497,000	7,035,796
United Kingdom Treasury, 8%, 2021	GBP	1,676,000	3,635,680
United Kingdom Treasury, 4.25%, 2036	GBP	2,409,000	3,753,554

			$180,412,161

Local Authorities – 0.3%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039		$610,000	$699,975
University of California Rev. (Build America Bonds), 5.77%, 2043		505,000	499,283
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		790,000	825,542

			$2,024,800

Mortgage Backed – 1.3%
Fannie Mae, 4.77%, 2012		$1,156,037	$1,225,978
Fannie Mae, 4.518%, 2013		79,577	84,116
Fannie Mae, 5.37%, 2013		263,950	283,022
Fannie Mae, 4.78%, 2015		349,917	372,973
Fannie Mae, 4.79%, 2015		366,277	390,295
Fannie Mae, 4.856%, 2015		276,563	293,801
Fannie Mae, 5.5%, 2015		263,000	290,044
Fannie Mae, 5.09%, 2016		362,000	389,486
Fannie Mae, 5.424%, 2016		332,188	364,518
Fannie Mae, 4.989%, 2017		243,926	262,015
Fannie Mae, 5.05%, 2017		330,000	354,433
Fannie Mae, 5.16%, 2018		780,439	846,627
Fannie Mae, 5.1%, 2019		343,082	366,634
Fannie Mae, 5.18%, 2019		343,133	368,482

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.16%, 2019	308,970	$343,261
Fannie Mae, 5%, 2025	183,366	185,180
Freddie Mac, 5.085%, 2019	589,000	620,795
Freddie Mac, 5%, 2023 - 2028	2,031,665	2,087,845
Freddie Mac, 4%, 2024	69,138	69,451
Freddie Mac, 5.5%, 2026	151,362	154,942

		$9,353,898

Supranational – 0.1%
Eurasian Development Bank, 7.375%, 2014 (n)	$665,000	$704,900

U.S. Government Agencies and Equivalents – 0.6%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,196,408
Small Business Administration, 5.09%, 2025	167,644	178,714
Small Business Administration, 5.21%, 2026	1,963,352	2,080,926
Small Business Administration, 5.31%, 2027	1,057,611	1,140,087

		$4,596,135

U.S. Treasury Obligations – 4.9%
U.S. Treasury Bonds, 4.75%, 2017	$8,101,000	$8,951,605
U.S. Treasury Bonds, 8%, 2021	7,488,000	10,386,088
U.S. Treasury Bonds, 6.875%, 2025	1,213,000	1,578,416
U.S. Treasury Notes, 4.75%, 2012	7,732,000	8,336,063
U.S. Treasury Notes, 4.125%, 2015	5,478,000	5,939,779

		$35,191,951

Total Bonds		$253,414,752

Money Market Funds (v) – 5.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	37,857,409	$37,857,409

Total Investments		$707,675,942

Other Assets, Less Liabilities – 0.8%		5,490,969

Net Assets – 100.0%		$713,166,911

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,603,780, representing 1.6% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Banco do Brasil (Cayman Branch), 6%, 2020	1/15/10	$99,452	$99,408
Bayview Commercial Asset Trust, FRN, 0.899%, 2023	5/25/06	506,329	387,255
Commercial Mortgage Asset Trust, FRN, 0.847%, 2032	8/25/03	352,788	320,898
Irish Life & Permanent PLC, 3.6%, 2013	1/07/10	1,399,256	1,409,765
Petroleos Mexicanos, 6%, 2020	1/28/10	268,703	268,703
Republic of Indonesia, 5.875%, 2020	1/12/10 - 1/14/10	715,309	730,914

Total Restricted Securities			$3,216,943
% of Net Assets			0.5%

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
EU	Equity Unit
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third- party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/10 - continued

The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$181,018,422	$—	$—	$181,018,422
United Kingdom	2,299,215	52,595,421	—	54,894,636
Japan	22,620,666	28,984,770	—	51,605,436
Switzerland	—	36,667,939	—	36,667,939
France	—	30,604,982	—	30,604,982
Netherlands	—	20,515,733	—	20,515,733
Germany	1,221,151	13,654,472	—	14,875,623
South Korea	1,624,958	4,113,316	—	5,738,274
Finland	—	4,947,148	—	4,947,148
Other Countries	3,231,429	12,304,160	—	15,535,589
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	39,788,086	—	39,788,086
Non-U.S. Sovereign Debt	—	200,037,478	—	200,037,478
Corporate Bonds	—	2,024,801	—	2,024,801
Residential Mortgage-Backed Securities	—	9,353,896	—	9,353,896
Commercial Mortgage-Backed Securities	—	2,210,490	—	2,210,490
Mutual Funds	37,857,409	—	—	37,857,409

Total Investments	$249,873,250	$457,802,692	$—	$707,675,942

Other Financial Instruments
Forward Currency Contracts	$—	$1,538,153	$—	$1,538,153

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$697,027,017

Gross unrealized appreciation	$30,056,889
Gross unrealized depreciation	(19,407,964)

Net unrealized appreciation (depreciation)	$10,648,925

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(3) Derivative Contracts at 1/31/10

Forward Foreign Currency Exchange Contracts at 1/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	UBS AG	347,000	2/25/10	$318,686	$306,309	$12,377
SELL	EUR	Barclays Bank PLC	4,672,000	3/15/10	6,711,091	6,477,090	234,001
SELL	EUR	Goldman Sachs International	1,219,603	3/15/10	1,706,512	1,690,812	15,700
SELL	EUR	JPMorgan Chase Bank	3,366,493	3/15/10	4,918,126	4,667,182	250,944
SELL	EUR	UBS AG	13,192,664	3/15/10	19,235,659	18,289,825	945,834
BUY	GBP	Barclays Bank PLC	623,800	4/12/10	995,866	996,652	786
BUY	GBP	Deutsche Bank AG	623,800	4/12/10	996,240	996,652	412
BUY	JPY	Barclays Bank PLC	133,412,000	4/12/10	1,470,589	1,478,413	7,824
BUY	JPY	JPMorgan Chase Bank	2,374,614,158	4/12/10	25,592,927	26,314,432	721,505
BUY	JPY	Merrill Lynch International Bank	35,018,637	4/12/10	377,137	388,061	10,924
SELL	JPY	JPMorgan Chase Bank	156,984,222	4/12/10	1,751,606	1,739,630	11,976
BUY	KRW	JPMorgan Chase Bank	637,018,000	2/11/10	547,125	548,192	1,067

							$2,213,350

Liability Derivatives
BUY	AUD	Citibank N.A.	393,000	2/25/10	$360,374	$346,914	$(13,460)
BUY	AUD	UBS AG	1,706,504	2/25/10	1,565,291	1,506,388	(58,903)
BUY	BRL	Deutsche Bank AG	1,343,000	3/02/10	721,461	709,202	(12,259)
BUY	CAD	Goldman Sachs International	711,778	3/10/10	690,363	665,680	(24,683)
BUY	CAD	UBS AG	693,077	3/10/10	670,522	648,190	(22,332)
BUY	CLP	HSBC Bank	382,425,000	3/02/10	733,317	730,070	(3,247)
BUY	DKK	Barclays Bank PLC	9,514,486	3/26/10	1,795,233	1,770,628	(24,605)
BUY	EUR	HSBC Bank	4,868,394	3/15/10	6,983,986	6,749,363	(234,623)
BUY	EUR	UBS AG	2,163,532	3/15/10	3,080,006	2,999,441	(80,565)
SELL	EUR	Barclays Bank PLC	516,000	3/15/10	715,202	715,363	(161)
BUY	GBP	Barclays Bank PLC	1,023,645	3/15/10 - 4/12/10	1,671,644	1,635,680	(35,964)
BUY	GBP	UBS AG	203,120	3/15/10	327,073	324,597	(2,476)
BUY	INR	Merrill Lynch International Bank	26,007,000	2/11/10	569,293	562,932	(6,361)
BUY	JPY	Barclays Bank PLC	62,211,000	3/15/10	690,731	689,301	(1,430)
BUY	JPY	Citibank N.A.	157,701,000	3/15/10	1,764,110	1,747,334	(16,776)
SELL	JPY	Citibank N.A.	65,685,000	4/12/10	720,320	727,892	(7,572)
SELL	JPY	HSBC Bank	45,368,000	4/12/10	496,884	502,748	(5,864)
BUY	KRW	Merrill Lynch International Bank	333,826,000	3/08/10	294,587	287,081	(7,506)
BUY	MXN	Citibank N.A.	5,462,000	2/08/10	427,119	417,317	(9,802)
BUY	NOK	UBS AG	4,087,000	2/08/10	713,746	689,845	(23,901)
BUY	PHP	JPMorgan Chase Bank	32,676,000	2/05/10	711,701	702,477	(9,224)
BUY	PLN	HSBC Bank	1,214,000	3/22/10	422,776	414,235	(8,541)
BUY	SEK	Citibank N.A.	3,048,000	4/12/10	430,388	412,557	(17,831)
BUY	SEK	Deutsche Bank AG	4,869,000	4/12/10	686,767	659,036	(27,731)
BUY	SEK	UBS AG	1,424,579	4/12/10	196,893	192,822	(4,071)
BUY	TRY	HSBC Bank	829,000	3/12/10	565,793	550,484	(15,309)

							$(675,197)

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,281,275	30,435,709	(22,859,575)	37,857,409

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,844	$37,857,409

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2010, are as follows:

United States	32.8%
Japan	16.0%
United Kingdom	9.7%
Italy	5.7%
France	5.3%
Switzerland	5.1%
Netherlands	4.3%
Germany	3.9%
Finland	1.6%
Other Countries	15.6%

MFS® Utilities Fund

1/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 92.5%
Broadcasting – 0.0%
Walt Disney Co.	41,600	$1,229,280

Cable TV – 5.1%
Cablevision Systems Corp. (a)	161,200	$3,369,080
Comcast Corp., “Special A”	3,949,200	59,790,888
DIRECTV Group, Inc., “A” (a)	307,400	9,329,590
Net Servicos de Comunicacao S.A., IPS (a)	226,800	2,622,939
Time Warner Cable, Inc.	1,457,669	63,539,792

		$138,652,289

Electronics – 0.1%
First Solar, Inc. (a)	11,200	$1,268,960

Energy - Independent – 0.2%
Apache Corp.	59,900	$5,916,323

Entertainment – 0.0%
Madison Square Garden Inc., “A” (a)	10,075	$197,470

Natural Gas - Distribution – 11.8%
EQT Corp.	2,049,530	$90,220,311
GDF SUEZ	539,242	20,446,217
NiSource, Inc.	1,048,100	14,935,425
ONEOK, Inc.	157,400	6,640,706
Questar Corp.	2,178,566	90,366,918
Sempra Energy	1,830,290	92,887,218
Southern Union Co.	126,400	2,785,856
Spectra Energy Corp.	249,120	5,293,800

		$323,576,451

Natural Gas - Pipeline – 6.3%
El Paso Corp.	6,416,350	$65,125,953
Enagas S.A.	922,475	19,152,572
Williams Cos., Inc.	4,214,460	87,829,346

		$172,107,871

Telecommunications - Wireless – 11.1%
America Movil S.A.B. de C.V., “L”, ADR	320,970	$14,010,341
Cellcom Israel Ltd.	2,268,952	72,765,291
Mobile TeleSystems OJSC, ADR	324,610	15,509,866
MTN Group Ltd.	1,552,490	22,120,886
NII Holdings, Inc. (a)	229,140	7,502,044
Partner Communication Co. Ltd., ADR	1,087,900	22,563,046
Philippine Long Distance Telephone Co.	89,800	5,103,510
Philippine Long Distance Telephone Co., ADR	212,800	11,910,416
Rogers Communications, Inc., “B”	349,410	10,901,396
Tim Participacoes S.A., ADR	303,700	7,978,199
Vimpel-Communications, ADR	580,300	10,526,642
Vivo Participacoes S.A., ADR	1,138,375	31,863,116
Vodafone Group PLC	32,428,340	69,665,779

		$302,420,532

Telephone Services – 13.1%
American Tower Corp., “A” (a)	538,500	$22,859,325
AT&T, Inc.	2,516,880	63,828,077
CenturyTel, Inc.	1,421,641	48,350,010
China Unicom Ltd., ADR	638,300	7,148,960
Crown Castle International Corp. (a)	148,800	5,496,672
France Telecom	59,200	1,361,179
Frontier Communications Corp.	1,260,300	9,590,883
Hellenic Telecommunications Organization S.A.	706,700	9,637,821

1

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Portugal Telecom, SGPS, S.A.	131,600	$1,368,476
Royal KPN N.V.	2,282,570	37,853,657
Singapore Telecommunications Ltd.	6,666,000	14,172,677
Telefonica S.A.	1,106,490	26,577,881
Virgin Media, Inc.	5,213,509	73,979,693
Windstream Corp.	3,442,995	35,497,278

		$357,722,589

Utilities - Electric Power – 44.8%
AES Corp. (a)	5,822,560	$73,538,933
AES Tiete S.A., IPS	2,489,718	25,068,885
Allegheny Energy, Inc.	1,431,100	29,981,545
Alliant Energy Corp.	448,300	13,986,960
American Electric Power Co., Inc.	1,804,130	62,513,105
American Water Works Co., Inc.	627,900	13,688,220
Calpine Corp. (a)	1,347,575	14,755,946
CenterPoint Energy, Inc.	782,610	10,917,410
CEZ AS	1,162,030	56,552,155
China Hydroelectric Corp. (a)	727,143	9,031,116
China Longyuan Electric Power Group Corp. (a)	11,678,000	14,439,660
CMS Energy Corp.	6,170,090	93,600,265
Companhia de Saneamento de Minas Gerais	1,064,100	14,394,987
Companhia Paranaense de Energia, ADR	408,700	8,317,045
Companhia Paranaense de Energia, IPS	281,200	5,749,309
Consolidated Edison, Inc.	146,190	6,394,351
Constellation Energy Group, Inc.	1,408,793	45,475,838
Covanta Holding Corp. (a)	261,400	4,574,500
CPFL Energia S.A.	266,200	5,123,467
CPFL Energia S.A., ADR	22,400	1,323,616
Dominion Resources, Inc.	948,200	35,519,572
DPL, Inc.	1,752,633	47,040,670
DTE Energy Co.	212,000	8,912,480
E.ON AG	1,248,262	45,832,049
Electricite de France	22,400	1,207,229
Eletropaulo Metropolitana S.A., IPS	2,406,360	45,829,350
Energias Do Brasil S.A.	488,220	9,155,744
Entergy Corp.	392,800	29,974,568
FirstEnergy Corp.	929,530	40,546,099
National Grid PLC	3,262,600	32,843,237
Northeast Utilities	1,548,960	39,219,667
NRG Energy, Inc. (a)	2,130,556	51,367,705
OGE Energy Corp.	1,015,327	36,775,144
PG&E Corp.	1,127,900	47,642,496
PPL Corp.	2,371,800	69,944,382
Public Service Enterprise Group, Inc.	1,797,252	54,977,939
Red Electrica de Espana	948,471	47,605,135
RWE AG	118,800	10,528,451
Tractebel Energia S.A.	2,536,400	27,220,887
Wisconsin Energy Corp.	685,767	33,561,437

		$1,225,131,554

Total Common Stocks		$2,528,223,319

Bonds – 0.3%
Asset Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.038%, 2021 (i)(z)	$2,095,140	$99,071

2

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.2%
Virgin Media Finance PLC, 9.5%, 2016	$4,420,000	$4,685,200
Virgin Media Finance PLC, 8.375%, 2019	2,220,000	2,275,500

		$6,960,700

Metals & Mining – 0.1%
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	$980,000	$1,004,500
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	980,000	1,019,200

		$2,023,700

Total Bonds		$9,083,471

Convertible Bonds – 0.9%
Telephone Services – 0.6%
Virgin Media, Inc., 6.5%, 2016 (z)	$15,025,000	$16,302,125

Utilities - Electric Power – 0.3%
Covanta Holding Corp., 3.25%, 2014 (z)	$6,076,820	$6,836,423

Total Convertible Bonds		$23,138,548

Convertible Preferred Stocks – 2.5%
Natural Gas - Pipeline – 0.8%
El Paso Corp., 4.99%	24,300	$22,842,000

Utilities - Electric Power – 1.7%
FPL Group, Inc., 8.375%	666,000	$33,033,595
Great Plains Energy, Inc., 12%	197,890	12,467,070

		$45,500,665

Total Convertible Preferred Stocks		$68,342,665

Money Market Funds (v) – 3.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	96,830,225	$96,830,225

Total Investments		$2,725,618,228

Other Assets, Less Liabilities – 0.3%		6,991,898

Net Assets – 100.0%		$2,732,610,126

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,023,700, representing 0.1% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Covanta Holding Corp., 3.25%, 2014	5/18/09	$6,076,820	$6,836,423
Falcon Franchise Loan LLC, FRN, 3.038%, 2021	1/18/02	118,067	99,071
Virgin Media, Inc., 6.5%, 2016	2/09/04 - 4/06/09	12,093,791	16,302,125

Total Restricted Securities			$23,237,619
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

3

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

5

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/10 - continued

The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,745,207,197	$55,875,600	$—	1,801,082,797
Brazil	184,647,544	—	—	184,647,544
United Kingdom	—	102,509,016	—	102,509,016
Israel	95,328,337	—	—	95,328,337
Spain	—	93,335,588	—	93,335,588
Czech Republic	56,552,155	—	—	56,552,155
Germany	—	56,360,500	—	56,360,500
Netherlands	—	37,853,657	—	37,853,657
China	30,619,736	—	—	30,619,736
Other Countries	64,227,135	74,049,519	—	138,276,654
Corporate Bonds	—	25,162,248	—	25,162,248
Commercial Mortgage-Backed	—	99,071	—	99,071
Foreign Bonds	—	6,960,700	—	6,960,700
Mutual Funds	96,830,225	—	—	96,830,225

Total Investments	$2,273,412,329	$452,205,899	$—	$2,725,618,228

Other Financial Instruments
Forward Currency Contracts	$—	$7,910,249	$—	$7,910,249

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,629,003,754

Gross unrealized appreciation	$229,253,976
Gross unrealized depreciation	(132,639,502)

Net unrealized appreciation (depreciation)	$96,614,474

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(3) Derivative Contracts at 1/31/10

Forward Foreign Currency Exchange Contracts at 1/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank	2,660,221	3/15/10 - 4/12/10	$3,798,397	$3,687,988	$110,409
SELL	EUR	Credit Suisse	667,816	3/15/10	968,840	925,835	43,005
SELL	EUR	Deutsche Bank	1,528,377	3/15/10	2,204,485	2,118,886	85,599
SELL	EUR	Golddman Sachs	1,373,044	4/12/10	1,943,269	1,903,410	39,859
SELL	EUR	Merrill Lynch	14,596,228	3/15/10	21,317,791	20,235,675	1,082,116
SELL	EUR	UBS AG	109,142,409	3/15/10	159,396,371	151,311,033	8,085,338
SELL	GBP	HSBC Bank	1,266,572	3/15/10 - 4/12/10	2,057,704	2,023,705	33,999

							$9,480,325

Liability Derivatives
BUY	EUR	Barclays Bank	518,075	3/15/10	$739,299	$718,241	$(21,058)
BUY	EUR	Credit Suisse	710,425	3/15/10	1,030,656	984,907	(45,749)
BUY	EUR	Deutsche Bank	1,132,286	3/15/10	1,642,732	1,569,760	(72,972)
BUY	EUR	HSBC Bank	5,545,562	3/12/10 - 4/12/10	7,876,006	7,688,091	(187,915)
BUY	EUR	JPMorgan Chase Bank	21,918,438	4/12/10	31,423,696	30,384,872	(1,038,824)
BUY	EUR	Merrill Lynch	3,183,006	4/12/10	4,575,030	4,412,506	(162,524)
BUY	EUR	UBS AG	212,642	3/15/10	299,802	294,799	(5,003)
SELL	GBP	Barclays Bank	18,766,265	4/12/10	29,959,404	29,983,049	(23,645)
SELL	GBP	Deutsche Bank	18,766,265	4/12/10	29,970,663	29,983,049	(12,386)

							$(1,570,076)

At January 31, 2010 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	80,699,538	223,981,365	(207,850,678)	96,830,225

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,343	$96,830,225

7

MFS Utilities Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings, based on net assets as of January 31, 2010, are as follows:

United States	66.8%
Brazil	6.8%
United Kingdom	4.0%
Israel	3.5%
Spain	3.4%
Czech Republic	2.1%
Germany	2.1%
Netherlands	1.4%
Russia	1.0%
Other Countries	8.9%

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.